PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.0%
Municipal Bonds
Alabama 0.6%
Black Belt Energy Gas Dist. Rev., Proj. 4, Series A-1, (Mandatory put date 12/01/25)	4.000%(cc)	12/01/49	2,865	$3,158,634
Jefferson Cnty. Swr Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	554,230
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	560,345
				4,273,209
Alaska 1.7%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	3,206,160
Valdez Marine Term Rev., Exxon Mobil Corp. Proj., Rfdg., FRDD (Mandatory put date 06/01/20)	0.070(cc)	12/01/29	9,860	9,860,000
				13,066,160
Arizona 3.6%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B, 3 Month LIBOR + 0.810%	1.770(c)	01/01/37	2,280	2,229,546
Chandler Indl. Dev. Auth. Rev., Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,187,114
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,000	1,199,420
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,438,060
Series A, AMT	5.000	07/01/47	2,000	2,228,760
Sr. Lien, AMT	5.000	07/01/48	2,000	2,245,740
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,316,256

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,077,720
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev., Series A, Rfdg.	4.000	01/01/38	2,000	2,295,540
Salt Verde Finl. Corp.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,575	3,238,603
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	4,517,069
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,604,250
				27,578,078

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 12.1%
Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000%	10/01/37	2,000	$2,162,000
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	5,500	6,194,705
Bay Area Toll Auth. Rev., Series F-1	5.000	04/01/56	2,000	2,342,020
California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	1,025	1,025,020
California Hlth. Facs. Fing. Auth. Rev.,
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,138,080
Stanford Hosp. Series B, Rfdg. (Pre-refunded date 11/15/20)(ee)	5.000	11/15/36	2,000	2,043,820
Sutter Hlth. Series D, Rfdg.	5.250	08/15/31	1,000	1,046,950
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Village Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,185,900
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,750	2,983,613

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., American Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,257,712
California St.,
GO	5.000	03/01/45	3,000	3,468,750
GO	5.250	11/01/40	1,250	1,273,137
GO, Rfdg.	5.000	08/01/45	500	583,470
GO, Rfdg.	5.000	08/01/46	1,500	1,788,900
Var. Purp., GO	5.000	04/01/42	7,000	7,502,180
Var. Purp., GO	5.250	04/01/35	1,250	1,353,000
Var. Purp., GO	6.000	03/01/33	500	502,070
Var. Purp., GO, Rfdg.	5.000	09/01/41	4,250	4,466,835
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,318,888
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,551,250

California St. Univ. Rev., Series A, Systemwide, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/37	1,250	1,335,063
California Statewide Cmntys. Dev. Auth. Rev., Green Marin General Hosp. Proj., Series A	4.000	08/01/45	750	777,293
Foothill-De Anza Cmnty. College Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,320,750
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/26	1,000	1,182,560
Series A-1, Rfdg.	5.000	06/01/28	1,265	1,503,263
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,474,425
Series A-1, Rfdg.	5.000	06/01/33	3,050	3,534,797

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Golden St. Tob. Secur. Corp. Rev., (cont’d.)
Series A-1, Rfdg.	5.000%	06/01/35	1,545	$1,777,183
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,140	1,494,859
Series A	5.500	11/15/37	1,000	1,408,080
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,197,360
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,737,550
Sub. Los Angls. Int’l., Rfdg., AMT	5.000	05/15/43	2,000	2,358,720
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,177,400

Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000	07/01/34	2,500	2,828,525
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,978,160
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.218(t)	08/01/25	2,000	1,878,220
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.000	05/01/29	2,860	2,929,898
Sr. Lien., Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,867,740

Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,159,960
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,584,900
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000	07/01/43	2,000	2,129,400
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,093,830
Second Series F, Rfdg., AMT	5.000	05/01/28	1,635	1,688,644

Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	935,824
				92,542,704
Colorado 2.7%
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/27	1,050	1,237,918
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/29	2,020	2,441,210
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/34	2,500	2,880,775
Commonspirit Hlth. Series B-2, (Mandatory put date 02/01/26)	5.000(cc)	08/01/49	2,465	2,827,454

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Hlth. Facs. Auth. Rev., (cont’d.)
Vail Valley Med. Ctr.	4.000%	01/15/45	1,500	$1,568,535
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	620	756,673
Series A, Rfdg., AMT	5.250	11/15/22	1,050	1,111,824
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,721,406
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,180,150
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,573,030
				20,298,975
Connecticut 1.7%
Connecticut St.,
Series A, GO	4.000	01/15/33	2,000	2,295,820
Series A, GO	5.000	01/15/32	2,000	2,517,440
Series B, GO, Rfdg.	5.000	05/15/25	2,000	2,366,660
Series C, GO	5.000	06/15/28	1,000	1,257,940

Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Series A, Rfdg.	4.375	09/01/28	1,000	1,047,940
Connecticut St. Spl. Tax Rev.,
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/27	1,000	1,230,290
Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,373,800
				13,089,890
District of Columbia 2.7%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,498,902
Gallaudet Univ.	5.500	04/01/34	600	621,552
Kipp DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,358,088
Kipp. Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	1,005,431
Kipp. Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	857,573

Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,335,920
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT(hh)	5.000	10/01/32	1,500	1,899,240
Rfdg., AMT	5.000	10/01/26	3,000	3,591,300
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,690,925
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,085,610

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., (cont’d.)
Series B, Rfdg., AMT	5.000%	10/01/25	3,000	$3,047,610
Series C, Rfdg.	5.000	10/01/27	1,000	1,045,980
				21,038,131
Florida 7.9%
Broward Cnty. Arpt. Sys. Rev.,
AMT	5.000	10/01/47	1,390	1,564,667
Series A, AMT	4.000	10/01/44	2,150	2,311,078
Series A, AMT	5.000	10/01/45	3,000	3,296,670
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,736,265
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,600,360

Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,184,340
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,086,170
Cityplace Cmnty. Dev. Dist., Spl. Assess., Rfdg.	5.000	05/01/26	1,000	1,132,830
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A	5.625	04/01/43	500	538,230
Nova Southeastern Univ. Proj., Series A	6.000	04/01/42	1,000	1,081,100
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,050	1,184,390
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,250	1,420,687

Grtr. Orlando Avtn. Auth. Rev., Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,726,450
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT	5.000	10/01/25	1,245	1,365,989
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,014,935

Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr., Rfdg., AGM	5.000	02/01/44	1,500	1,660,410
Miami Dade Cnty. Avtn. Rev., Miami Int’l. Arpt., Series B	5.000	10/01/41	2,500	2,523,975
Miami Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hosp. Series A, Rfdg.	5.000	08/01/42	1,955	2,209,795
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Series B, Rfdg., AGM	5.250	10/01/22	5,000	5,586,450
Mid-Bay Bridge Auth. Rev., Series A, Rfdg.	5.000	10/01/40	1,000	1,048,280
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,523,880

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Inc., Series B, Rfdg.	5.000%	10/01/44	1,000	$1,144,400
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	602,930
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarst. Mem. Hosp.	4.000	07/01/48	2,860	3,062,288
South Miami Hlth. Facs. Auth. Inc., Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,139,050
Tampa Hlth. Sys. Rev., Baycare Hlth. Sys., Series A, Rfdg.	5.000	11/15/33	3,090	3,320,205
Village Cmnty. Dev. Dist. No. 6,
Spl. Assess., Rfdg.	4.000	05/01/27	340	398,330
Spl. Assess., Rfdg.	4.000	05/01/28	350	405,423
Spl. Assess., Rfdg.	4.000	05/01/29	360	411,523

Village Cmnty. Dev. Dist. No. 7, Spl. Assess., Rfdg.	4.000	05/01/23	1,070	1,142,589
Village Cmnty. Dev. Dist. No.10, Spl. Assess.	4.500	05/01/23	520	532,262
Village Cmnty. Dev. Dist. No.13, Spl. Assess.	3.375	05/01/34	500	474,035
				60,429,986
Georgia 1.7%
Atlanta Arpt. Rev.,
Gen. Series B, Rfdg., AMT	5.000	01/01/30	500	510,455
Gen. Series C, Rfdg.	6.000	01/01/30	3,250	3,340,610
Main Street Natural Gas, Inc., Rev.,
Series C, (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	2,795	3,085,540
Sub. Series C, (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	2,500	2,722,800

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. 1	2.250	07/01/25	1,000	1,013,660
Priv. Coll. & Univs. Auth. Rev., Savannah Clg. of Art & Design	5.000	04/01/44	2,120	2,277,241
				12,950,306
Hawaii 0.9%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,092,910
Series A, AMT	5.000	07/01/48	3,000	3,384,240

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Hawaii (cont’d.)

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500%	07/01/43	2,500	$2,747,400
				7,224,550
Illinois 12.9%
Chicago Brd. of Ed.,
Series A, GO, Rfdg.	4.000	12/01/20	500	501,660
Series C, GO, Rfdg.	5.000	12/01/22	1,500	1,556,025

Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,004,260
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT	5.000	01/01/32	2,000	2,087,920
Series A, Rfdg., AMT	5.000	01/01/33	1,220	1,344,355
Series B, Rfdg.	5.000	01/01/32	1,500	1,668,150
Sr. Lien, Series D	5.250	01/01/42	2,000	2,292,820
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,287,670
Transit Imps.	5.250	12/01/40	1,000	1,056,840
Chicago Waterworks Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,374,112
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,705,121
2nd Lien, Series A-1	5.000	11/01/27	410	472,336
2nd Lien, Series A-1	5.000	11/01/30	1,380	1,579,700
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,000	2,153,000
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,152,780
2nd Lien, Series A	5.000	01/01/47	1,000	1,097,230
Chicago, IL,
Proj. Series A, GO	5.250	01/01/35	1,950	1,936,194
Proj. Series A, GO, Rfdg.	5.250	01/01/29	1,185	1,192,785
Rmkt., Series 2002B, GO	5.250	01/01/28	1,850	1,865,928
Rmkt., Series 2002B, GO	5.500	01/01/37	600	603,726
Rmkt., Series 2003B, GO, Rfdg.	5.500	01/01/30	1,000	1,014,090
Series A, GO	5.500	01/01/33	960	969,629
Series C, GO, Rfdg.	5.000	01/01/23	270	271,399
Series C, GO, Rfdg.	5.000	01/01/24	340	342,842
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,003,270

Illinois Fin. Auth. Rev., Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,394,748
Illinois St.,
GO	5.000	02/01/24	1,195	1,219,199

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
GO	5.000%	11/01/30	500	$506,140
GO	5.000	04/01/31	1,000	1,007,280
GO	5.250	02/01/29	2,000	2,033,240
GO, Rfdg.	5.000	08/01/24	2,000	2,028,820
GO, Rfdg.	5.000	02/01/25	1,315	1,340,524
Series A, GO	5.000	04/01/22	1,730	1,754,255
Series A, GO	5.000	12/01/39	2,500	2,516,450
Series A, GO, Rfdg.	5.000	10/01/28	750	762,750
Series C, GO	5.000	11/01/29	1,000	1,014,640
Series D, GO	5.000	11/01/22	1,950	1,983,560
Series D, GO	5.000	11/01/23	3,730	3,805,271
Series D, GO	5.000	11/01/26	6,150	6,257,441
Series D, GO	5.000	11/01/27	2,210	2,248,211

Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000	06/15/20	2,000	2,000,880
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,390,781
Series C	5.000	01/01/39	2,000	2,253,200
Series C, Rfdg.	5.000	01/01/31	3,000	3,851,670
Sr. Series B, Rfdg.	5.000	01/01/31	1,500	1,925,835
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Series A, CABS, NATL	4.336(t)	12/15/34	10,000	5,358,600
Series A, CABS, NATL	4.856(t)	06/15/37	7,500	3,310,800
Railsplitter Tob. Settlement Auth. Rev.,
Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000	06/01/28	1,250	1,321,400
Tob. Set. Funded	5.000	06/01/28	1,000	1,203,910

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,728,003
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,572,830
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,763,685

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,066,320
				99,154,285

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Indiana 0.9%
Indianapolis Loc. Pub. Impvt. Bank Rev., Courthouse & Jail Proj., Series A, Rfdg.	4.000%	02/01/44	4,250	$4,882,400
Whiting, IN Rev., BP products, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	1,500	1,712,910
				6,595,310
Iowa 1.0%
PEFA, Inc., Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	6,500	7,523,360
Kansas 0.3%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,538,401
Kentucky 1.6%
Kentucky Pub. Energy Auth., Rev.,
Gas Sply., Series B, (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	2,080	2,231,632
Series A-1, (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	2,800	3,059,644
Var. Series C, (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	4,965	5,524,208

Owen Cnty. Wtrwks. Sys. Rev., Var. American Waterworks, Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,644,420
				12,459,904
Louisiana 0.7%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	12,430
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,190,154

Louisiana St. Hwy. Impt. Rev., Series A	5.000	06/15/34	1,250	1,454,525
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,563,630
				5,220,739

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maryland 0.6%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth., Spl. Tax, Series A, Rfdg.	5.000%	07/01/40	1,990	$1,994,756
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impvt., 2nd Series	4.000	06/01/40	2,150	2,441,884
				4,436,640
Massachusetts 2.0%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500	07/01/27	1,325	1,767,855
Massachusetts St. Dev. Fin. Agcy. Rev., Series K-6, Partners Healthcare, Rfdg. (Pre-refunded date 07/01/20)(ee)	5.375	07/01/41	5,000	5,021,350
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	4,037,580
Massachusetts St. Port Auth. Rev.,
Bosfuel Proj., Series A, Rfdg., AMT	5.000	07/01/49	1,500	1,714,740
Series A, AMT	5.000	07/01/42	1,000	1,062,180
Series A, Rfdg., AMT	5.000	07/01/27	320	388,707
Series C, Rfdg., AMT	5.000	07/01/49	1,000	1,175,210
				15,167,622
Michigan 0.5%
Michigan Fin. Auth. Rev., CHE Trinity Hlth. Credit, Rfdg.	4.000	12/01/36	1,200	1,339,668
Michigan St. Bldg. Auth. Rev., Facs. Prog., Series I-A, Rfdg.	5.375	10/15/41	750	794,423
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,612,275
				3,746,366
Minnesota 0.4%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr. Series C	5.000	01/01/46	1,000	1,148,930
Rochester Rev., My. Clnc.	4.000	11/15/48	2,000	2,203,100
				3,352,030
Mississippi 0.1%
Mississippi Business Fin. Corp. Rev., Poll. Ctrl. Rfdg.	3.200	09/01/28	500	537,730

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri 0.9%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	$3,909,290
Univ. of Missouri, Rev., Series B, Rfdg.	5.000	11/01/30	2,000	2,755,360
				6,664,650
Nebraska 0.7%
Central Plns. Energy. Proj. Rev., Proj. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,000	4,411,680
Douglas Cnty. Hosp. Auth. No. 2, Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,000	1,170,080
				5,581,760
New Jersey 7.5%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,611,705
Cape May Cnty. Indl. Poll. Ctrl. Fing. Auth. Rev., Atlantic City Elec. Co., Series A, Rfdg., NATL	6.800	03/01/21	2,615	2,736,545
New Jersey Econ. Dev. Auth. Rev.,
American Water Co. Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,294,537
American Wtr. Co., Series A, Rfdg.	4.450	06/01/23	1,000	1,002,380
Sch. Facs. Construction	5.000	06/15/29	1,500	1,629,195
Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	2,500	2,583,125
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,000	2,093,880
Series BBB, Rfdg.	5.500	06/15/30	1,500	1,635,645

New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,680,475
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,732,980
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,680,585
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,098,960
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,128,330
New Jersey St. Tpke. Auth., Rev.,
Series A	5.000	01/01/48	2,155	2,545,572
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,076,629
Series A, Unrefunded	5.000	01/01/43	1,115	1,189,973
Series E, Rfdg.	5.000	01/01/32	1,585	1,934,429
New Jersey St. Trans. Tr. Fd. Sys. Auth. Rev.,
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,000	1,040,060

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey St. Trans. Tr. Fd. Sys. Auth. Rev., (cont’d.)
Trans. Sys., Rfdg.	5.000%	12/15/28	1,000	$1,086,550
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,565	3,873,551
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,280,112
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	3,000	3,203,010
Trans. Sys., Series B	5.500	06/15/31	1,090	1,109,424
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,290	2,410,614
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	795	877,823
Series A, Rfdg.	5.000	06/01/27	235	282,233
Series A, Rfdg.	5.000	06/01/28	560	683,850
Series A, Rfdg.	5.000	06/01/29	2,180	2,650,335
Series A, Rfdg.	5.000	06/01/37	2,000	2,335,320
Series A, Rfdg.	5.250	06/01/46	5,500	6,100,050
				57,587,877
New York 3.9%
Metropolitan Trans. Auth. Rev.,
Bans, Sub. Series B-2A	5.000	05/15/21	1,000	1,015,850
Series D, Rfdg.	5.000	11/15/21	610	623,853

New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Series S-1A	5.250	07/15/37	3,000	3,138,540
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d., Sub. Series D-1	5.000	11/01/38	3,000	3,165,180
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,842,033
New York St. Dorm. Auth. Rev.,
Memorial Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,202,660
Mount Sinai Sch. of Medicine, Series A, Rfdg.	5.000	07/01/21	1,685	1,689,449
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/20	2,100	2,108,820
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/21	2,000	2,112,180

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,750	4,338,262
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,039,230
New York, NY, Series C-1, GO, Rfdg.	5.000	08/01/31	1,860	2,450,959
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	175	177,492

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

TSASC, Inc., Rev., Series A, Rfdg.	5.000%	06/01/41	2,000	$2,120,680
Util. Debt Secur. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,924,074
				29,949,262
North Carolina 0.1%
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. Rev.,
Series A, ETM(ee)	6.400	01/01/21	150	155,553
Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	709,534
				865,087
North Dakota 0.1%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Series A, Rfdg.	4.875	07/01/26	1,000	1,002,780
Ohio 4.3%
Allen Cnty. Hosp. Facs. Rev., Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,000	1,267,920
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/31	3,930	4,988,742
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	2,000	2,493,360
Franklin Cnty. Hosp. Facs. Rev.,
Hosp. Facs.	4.125	05/15/45	2,000	2,157,080
Nationwide Children’s Hosp., Proj.	4.000	11/01/45	2,000	2,142,820
Nationwide Children’s Hosp., Rfdg.	4.000	11/01/47	2,400	2,616,072
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	5,295,682
Ohio Hlth. Corp., Series A	5.000	11/15/41	2,000	2,102,460

Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	750	861,008
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500	11/15/37	875	955,395
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250	08/01/41	800	829,336
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A, (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	502,235
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,498,485

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Ohio St. Higher Edl. Facs., Comm. Rev.,
Case Western Resv. Univ., Series B	6.500%	10/01/20	145	$147,872
Cleveland Clinic Hlth. Sys. Oblig. Series A-1, Rfdg. (Pre-refunded date 01/01/23)(ee)	5.000	01/01/42	2,000	2,246,040

Ohio St. Rev., Cleveland Clinic Hlth. Sys. Series A, Rfdg.	4.000	01/01/36	2,500	2,814,450
				32,918,957
Oklahoma 1.4%
Oklahoma St. Dev. Fin. Auth. Rev.,
Gilcrease Expressway West, AMT	1.625	07/06/23	1,500	1,449,840
St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,622,955
Oklahoma Tpke. Auth. Rev.,
Series A	4.000	01/01/48	2,000	2,222,300
Series A	5.000	01/01/42	3,000	3,533,820

Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	2,151,650
				10,980,565
Oregon 0.2%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000	07/01/42	1,500	1,688,595
Pennsylvania 5.3%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375	12/01/41	2,700	2,910,465
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	1,000	1,167,040
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,000	1,184,910

Geisinger Auth. Rev., Series A-1	5.125	06/01/41	2,000	2,074,540
Gen. Auth. of Southcentral Pennsylvania, Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/44	3,000	3,333,930
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,336,375
Pennsylvania Econ. Dev. Fing. Auth. Rev., UPMC, Series A-1	5.000	04/15/26	1,000	1,189,070

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000%	08/15/41	3,200	$3,625,504
Univ. of Pennsylvania	5.000	08/15/49	2,000	2,378,500
Pennsylvania Tpke. Comm. Rev.,
Series A	5.000	12/01/38	1,000	1,120,010
Series A-1	5.000	12/01/47	1,000	1,167,320
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,696,725
Series A-2, Rfdg.	5.000	12/01/28	500	618,485
Series B	5.000	12/01/45	7,000	7,919,380
Sub. Series A-1	5.000	12/01/25	1,100	1,295,228
Sub. Series B, Rfdg.	5.000	06/01/29	1,775	2,070,307
Sub. Series B-1	5.250	06/01/47	2,000	2,293,620

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp., Rfdg.	4.000	07/01/37	1,075	1,204,247
Union Cnty. Hosp. Auth. Rev., Evangelical Cmnty Hosp., Series B	5.000	08/01/48	1,500	1,659,075
				40,244,731
Puerto Rico 1.0%
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	1,260	1,260,000
Sr. Lien, Series A	6.000	07/01/47	1,050	1,049,990
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	3.074(t)	07/01/24	473	417,531
Series A-1, CABS	3.277(t)	07/01/27	5,783	4,592,916
				7,320,437
Rhode Island 1.0%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., College & Univ. Rev.	5.250	08/15/43	3,815	4,638,926
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/22	290	311,854
Series A, Rfdg.	5.000	06/01/24	395	445,303
Series A, Rfdg.	5.000	06/01/40	2,350	2,512,526
				7,908,609
South Carolina 0.9%
South Carolina Prt. Auth. Rev., AMT	4.000	07/01/45	1,000	1,046,580

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina (cont’d.)
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125%	12/01/43	2,000	$2,127,940
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,569,550
				6,744,070
South Dakota 0.1%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg.	5.000	06/01/27	1,000	1,108,420
Tennessee 0.5%
Memphis Shelby Cnty. Arpt. Auth. Rev., Series B, Rfdg., AMT	5.750	07/01/25	1,000	1,003,020
Tennessee Energy Acquisition Corp. Gas Rev.,
Series A	5.250	09/01/26	1,740	2,041,629
Series C	5.000	02/01/22	1,050	1,102,731
				4,147,380
Texas 8.9%
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Series A	5.000	01/01/40	1,395	1,510,088
Sr. Lien, Series A	5.000	01/01/45	1,000	1,071,000

Central Tex. Tpke. Sys. Rev., Series A, Rfdg.	5.000	08/15/39	2,000	2,423,940
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,116,770
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,144,110

Dallas-Fort Worth Int’l. Arpt. Rev., Series E, Rfdg., AMT (Pre-refunded date 11/01/20)(ee)	5.000	11/01/35	5,000	5,096,950
Grand Parkway Trans. Corp. Rev., First Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,097,540
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 06/01/20)	0.100(cc)	09/01/25	12,500	12,500,000
Exxon Mobil Corp. Proj., Rfdg., FRDD (Mandatory put date 06/01/20)	0.070(cc)	06/01/20	5,300	5,300,000
Exxon Mobil Corp. Proj., Series A, FRDD (Mandatory put date 06/01/20)	0.100(cc)	06/01/30	1,150	1,150,000

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Harris Cnty. Metro. Trans. Auth. Tax Rev., Series A. Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000%	11/01/36	3,000	$3,204,390
Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,706,140
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT	5.000	07/01/25	760	787,611
Sub. Lien, Series A, Rfdg., AMT	5.000	07/01/32	5,640	5,947,267
Sub. Lien, Series B, Rfdg.	5.000	07/01/32	2,000	2,137,100
Sub. Series A, Rfdg., AMT	5.000	07/01/41	1,000	1,173,860

Lower Colorado River Auth. Rev., LCRA Transmn. Svcs. Corp. Proj., Rfdg.(hh)	5.000	05/15/27	750	950,610
Lower Neches Valley Auth. Indl. Dev. Corp. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 06/01/20)	0.090(cc)	11/01/38	5,015	5,015,000
Exxon Mobil Corp. Proj., Series B, Rfdg., FRDD (Mandatory put date 06/01/20)	0.060(cc)	11/01/29	450	450,000
North Tex. Twy. Auth. Rev.,
First Tier, Series A, Rfdg.	4.000	01/01/44	2,000	2,233,040
Second Tier, Rfdg.	5.000	01/01/48	1,250	1,471,937
Series B, Rfdg.	5.000	01/01/45	2,000	2,249,620
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500	09/01/41	1,000	1,065,630
Tex. Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien LBJ Infrastructure	7.000	06/30/40	2,500	2,509,975
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	6.750	06/30/43	500	545,455
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,651,320
				68,509,353
Utah 1.4%
Cnty. of Utah Rev., IHC Hlth. Serv. Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,682,100
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/28	2,000	2,436,760
Series A, AMT	5.250	07/01/48	2,000	2,287,600
				10,406,460
Virginia 1.2%
Arlington Cnty. Indl. Dev. Auth. Rev., Virginia Hosp. Ctr., Rfdg.	5.000	07/01/26	500	596,475
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,000	2,139,940
Healthcare, Inova Hlth. Sys. Series A, Rfdg.	4.000	05/15/48	3,000	3,316,860

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)

Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000%	11/01/48	2,000	$2,176,880
Wise Cnty. Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	749,452
				8,979,607
Washington 3.2%
Port of Seattle Rev., Intermediate Lien,
Series A, AMT	5.000	05/01/43	1,500	1,700,130
Series B, Rfdg., AMT	5.000	09/01/26	1,115	1,166,245
Series C, Rfdg., AMT	5.000	02/01/24	2,500	2,560,475

Skagit Cnty. Pub. Hosp. Dist. No. 1, Rev., Rfdg. & Impvt., Series A	5.000	12/01/37	1,000	1,047,310
Univ. of Washington, Rev.,
Forward Delivery, Series C, Rfdg.(hh)	5.000	04/01/31	1,250	1,642,213
Forward Delivery, Series C, Rfdg.(hh)	5.000	04/01/32	1,250	1,628,525
Forward Delivery, Series C, Rfdg.(hh)	5.000	04/01/34	1,000	1,292,780
Forward Delivery, Series C, Rfdg.(hh)	5.000	04/01/35	1,750	2,243,308

Washington St. Conv. Ctr. Pub. Facs. Dist. Rev., Revenue Bonds	5.000	07/01/58	3,000	3,204,240
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,885,482
Seattle Children’s Hosp., Series A	5.000	10/01/42	2,000	2,161,960
Seattle Children’s Hosp., Series A	5.000	10/01/47	1,000	1,181,400
Swedish Hlth. Svcs., Series A (Pre-refunded date 05/15/21)(ee)	6.250	11/15/41	1,500	1,586,970
				24,301,038
West Virginia 0.6%
Harrison Cnty. Comm. Rev., Monongahela Pwr. Co. Proj., Series A, Rfdg., AMT (Mandatory put date 10/15/21)	3.000(cc)	10/15/37	500	507,705
West Virginia Econ. Dev. Auth. Rev., Wheeling Pwr. Co. Mitche, Series A, Rfdg., AMT (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	512,400

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
West Virginia (cont’d.)
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000%	01/01/43	1,000	$1,106,050
West Virginia Prkwys. Auth. Rev., Sr. Tpke. Toll	4.000	06/01/47	1,970	2,244,973
				4,371,128
Wisconsin 0.2%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,661,115

TOTAL INVESTMENTS 100.0% (cost $731,119,049)				766,166,257
Other assets in excess of liabilities(z) 0.0%				380,047

Net Assets 100.0%				$766,546,304

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
PSFG—Permanent School Fund Guarantee
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2020.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM National Muni Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Futures contracts outstanding at May 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
109	20 Year U.S. Treasury Bonds	Sep. 2020	$19,442,875	$(58,037)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).